SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
- United States - Federal
- United States - States				23,647
Income tax expense	$ 66,573	$ 51,808	67,878	56,802	$ 80,539	$ 25,315
VIET NAM
- Current income tax expense				4,050	4,720	7,078
INDIA
- Current income tax expense			1,735	1,864	2,572	2,414
PHILIPPINES
- Current income tax expense			11,553
INDONESIA
- Current income tax expense			53,583
THAILAND
- Current income tax expense				27,241	41,780
CHINA
- Current income tax expense			1,007
HONG KONG
- Current income tax expense
UNITED STATES
- Current income tax expense					40,065	7,225
SINGAPORE
- Current income tax expense					$ (8,598)	$ 8,598